Other financial assets (Details) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Other Financial Assets [Abstract]
Security deposits, restricted	$ 122,158	$ 212,611
Term deposits, restricted	2,352,525	4,152,019
Interest receivable	673,869	675,401
Investment in listed securities and mutual funds	398,034	351,787
Other receivables	65,646	75,346
Total	$ 3,612,232	$ 5,467,164